Losses (Earning) Per Share - Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares
Losses (Earning) Per Share [Abstract]
Net loss		$ (2,596)	¥ (17,908)	¥ (677,712)
Weighted average number of ordinary shares used in computing net loss per share—Basic | shares	[1]	123,715,022,675	123,715,022,675	2,463,106,810
Weighted average number of ordinary shares used in computing net loss per share— Diluted | shares	[1]	123,715,022,675	123,715,022,675	2,463,106,810
Net (loss) earnings per share — Basic | (per share)		$ (0)	¥ (0)	¥ (0)
Net (loss) earnings per share — Diluted | (per share)		(0)	¥ (0)	(0)
Net loss per share from continuing operations—Basic | ¥ / shares				(0)
Net loss per share from continuing operations—Diluted | ¥ / shares				¥ (0)
Net earnings from per share discontinued operations—Basic | $ / shares
Net earnings from per share discontinued operations—Diluted | $ / shares

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one hundred thousandth to one (100,000:1) ordinary shares effective on January 24, 2025 and the Capital Reduction effective on May 9, 2025.